GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
December 31, 2015 and 2014
Data Center and Network Services	$80,104
Cloud and hosting services	50,209
130,313

Schedule of components of amortizing intangible assets, including capitalized software

	December 31, 2015		December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Acquired and developed technology	$52,783	(43,807)	$52,512	$(40,718)
Customer relationships and trade names (1)	69,548	(45,637)	69,548	(28,797)
	$122,331	(89,444)	$122,060	$(69,515)

(1)	During 2015, we determined to phase-out the use of the iWeb trade name to support our long-term strategy. As a result, we changed the estimate of the trade name’s useful life to approximately nine months beginning in late March 2015. During the year ended December 31, 2015, the additional amortization expense was $14.0 million. At December 31, 2015, the unamortized balance was zero.

Schedule of finite-lived intangible assets, future amortization expense
2016	$5,242
2017	4,488
2018	4,321
2019	3,714
2020	2,614
Thereafter	12,508
$32,887